Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows used in operating activities
Loss for the year	$ (9,719,054)	$ (10,238,910)
Items not affecting cash:
Depreciation	362,108	178,181
Share-based compensation	2,837,076	3,882,026
Accretion expense	8,804	2,138
Loss on investments		88,332
Unrealized foreign exchange	35,637	(89,983)
Changes in non-cash working capital items
Decrease (increase) in receivables	(7,873)	31,852
Decrease (increase) in prepaid expenses	3,869	(170,299)
Increase (decrease) in accounts payable and accrued liabilities	182,016	(420,622)
Net cash provided by operating activities	(6,297,417)	(6,737,285)
Cash flows used in investing activities
Reclamation bonds	(71,676)	(758,876)
Proceeds from sale of investments		220,703
Acquisition of property and equipment		(225,240)
Exploration and evaluation assets expenditures	(24,130,901)	(40,556,079)
Net cash provided by investing activities	(24,202,577)	(41,319,492)
Cash flows from financing activities
Proceeds from share issuances	21,045,000	48,907,549
Share issuance costs	(1,751,571)	(3,089,463)
Proceeds from exercise of stock options	269,350	2,113,632
Repayment of lease liabilities	(135,945)
Net cash provided by financing activities	19,426,834	47,931,718
Net change in cash	(11,073,160)	(125,059)
Cash, beginning of year	18,333,732	18,458,791
Cash, end of year	$ 7,260,572	$ 18,333,732